Subsequent Events - Additional Information (Details) - RehabCare - USD ($)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Subsequent Event [Line Items]
Mutually agreeable settlement range minimum	$ 95,000,000
Mutually agreeable settlement range maximum	125,000,000
Tax benefit of loss contingency reserve	$ 0
Subsequent Event
Subsequent Event [Line Items]
Estimated loss contingency reserve		$ 95,000,000